Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nicholas Equity Income Fund, Inc.
Entity Central Index Key	0000913131
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas Equity Income Fund, Inc.
Class Name	Nicholas Equity Income Fund, Inc.
Trading Symbol	NSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Equity Income Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Nicholas Equity Income Fund	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 487,519,819
Holdings Count | shares	61
Investment Company, Portfolio Turnover	23.60%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of September 30, 2024
Net Assets	$487,519,819
Number of Portfolio Holdings	61
Portfolio Turnover Rate	23.60%

Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2024
Name	Percentage of Net Assets
Microsoft Corporation	3.51%
Astrazeneca PLC Sponsored ADR	2.45%
CMS Energy Corporation	2.42%
JPMorgan Chase & Co.	2.37%
Abbott Laboratories	2.35%
Chevron Corporation	2.31%
Oracle Corporation	2.30%
Broadcom Inc.	2.15%
TJX Companies Inc	2.14%
International Business Machines Corporation	2.09%
Total of top ten	24.09%
Sector Diversification (As a Percentage of Total Investments)
Graphical Representation of Holdings
As of September 30, 2024

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2024
Name	Percentage of Net Assets
Microsoft Corporation	3.51%
Astrazeneca PLC Sponsored ADR	2.45%
CMS Energy Corporation	2.42%
JPMorgan Chase & Co.	2.37%
Abbott Laboratories	2.35%
Chevron Corporation	2.31%
Oracle Corporation	2.30%
Broadcom Inc.	2.15%
TJX Companies Inc	2.14%
International Business Machines Corporation	2.09%
Total of top ten	24.09%